Principal Street High Income Municipal Fund
Schedule of Investments
November 30, 2020 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 88.7%
ARIZONA - 3.6%
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.)
7.750%, 07/01/2050	$4,100,000	$4,146,453
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.)
6.750%, 07/01/2030	2,000,000	2,016,720
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	1,149,377
		7,312,550
CALIFORNIA - 4.8%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a)
7.000%, 07/01/2022 (b)	1,000,000	650,000
7.500%, 07/01/2032	6,425,000	5,782,693
8.000%, 07/01/2039 (b)	3,845,000	2,499,250
7.500%, 12/01/2039 (b)	2,500,000	775,000
		9,706,943
COLORADO - 1.2%
Sheridan Station West Metropolitan District
6.000%, 12/01/2047	1,200,000	1,238,052
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,125,000	1,183,253
		2,421,305
FLORIDA - 9.2%
Alachua County Health Facilities Authority
(Obligor: East Ridge Retirement Village)
5.625%, 11/15/2029	185,000	185,349
6.250%, 11/15/2044	1,200,000	1,204,524
Capital Trust Agency
(Obligor: Voans SW Florida Healthcare)
10.000%, 04/30/2022	4,250,000	4,250,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group)
6.500%, 10/01/2032	1,090,000	608,035
6.750%, 10/01/2037	1,290,000	718,582
7.000%, 10/01/2040	1,525,000	848,845
7.000%, 10/01/2049	1,700,000	945,693
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	60,000
7.125%, 12/01/2050	2,000,000	800,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,500,000	1,000,000
Lake County Florida, Series A
(Obligor: Lakeside at Waterman Village)
5.750%, 08/15/2055	1,300,000	1,342,822
Lake County Florida, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group)
7.125%, 01/01/2052	2,700,000	2,455,839
Highlands County Health Facilities Authority
(Obligor: Trousdale Foundation Obligation Group)
6.250%, 04/01/2049	2,500,000	1,124,925
Seminole County Industrial Development Authority, Series A
(Obligor: CCRC Development)
4.250%, 11/15/2026	250,000	238,090
5.500%, 11/15/2049	3,150,000	2,934,792
		18,717,496
GEORGIA - 1.0%
Canton Housing Authority, Series A
(Obligor: Provident Group - Canton Cove Properties)
6.500%, 07/01/2051	2,205,000	1,601,249
Canton Housing Authority, Series B
(Obligor: Provident Group - Canton Cove Properties) (b)
6.875%, 07/01/2024	25,000	18,027
7.500%, 07/01/2030	180,000	129,522
6.250%, 07/01/2034	440,000	318,151
		2,066,949
ILLINOIS - 0.5%
Illinois Finance Authority, Series B
(Obligor: 2017 IAVF Windy City Obligated Group) (b)
5.500%, 12/01/2052	1,330,000	2,992
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	52,460
Upper Illinois River Valley Development Authority
(Obligor: 2018 IAVF Timber Oaks Obligated Group)
6.000%, 12/01/2054	1,000,000	1,000,000
		1,055,452
INDIANA - 2.6%
Indiana Finance Authority
(Obligor: RES Polyflow Indiana) (a)
7.000%, 03/01/2039	5,560,000	5,365,289
KENTUCKY - 5.4%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC)
8.500%, 06/01/2040	8,875,000	9,359,309
Kentucky Economic Development Finance Authority, Series A
(Obligor: Baptist Convalescent Center)
6.000%, 11/15/2036	1,550,000	1,398,208
6.375%, 11/15/2051	290,000	260,461
		11,017,978
MISSISSIPPI - 2.1%
Tunica County
6.000%, 10/01/2040	4,150,000	4,188,056
NEW YORK - 0.6%
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	518,320
5.250%, 09/15/2053	695,000	645,850
		1,164,170
OHIO - 2.1%
Lake County Port & Economic Development Authority, Series A
(Obligor: Tapestry Wickliffe) (b)
6.500%, 12/01/2037	550,000	195,355
6.750%, 12/01/2052	4,100,000	1,453,040
Southern Ohio Port Authority, Series A (a)
7.000%, 12/01/2042	2,600,000	2,704,156
		4,352,551
OKLAHOMA - 4.3%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,200,000	7,829,208
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	815,542
		8,644,750
OREGON - 2.3%
Oregon State Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	6,050,000	3,327,500
Oregon State Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	2,500,000	1,375,000
		4,702,500
PENNSYLVANIA - 2.4%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Tapestry Moon)
6.500%, 12/01/2038	2,950,000	2,507,500
6.750%, 12/01/2053	2,650,000	2,253,560
		4,761,060
SOUTH CAROLINA - 3.7%
South Carolina Jobs-Economic Development Authority
(Obligor: Repower S. Berkeley) (a) (b)
6.000%, 02/01/2035	1,000,000	806,330
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a)
7.000%, 11/01/2038	1,500,000	1,277,505
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	3,227,315
(Obligor: CR River Park)
7.750%, 10/01/2057	2,200,000	2,087,690
		7,398,840
TENNESSEE - 2.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligation Group)
7.500%, 04/01/2049	1,140,000	566,249
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2049	1,500,000	1,493,580
5.750%, 10/01/2059	3,000,000	2,918,070
		4,977,899
TEXAS - 18.3%
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,500,000	5,074,110
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,500,000	3,946,530
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	2,750,000	2,823,975
8.500%, 03/01/2039	700,000	716,884
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	957,530
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,553,089
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Legacy at Midtown Park)
5.500%, 07/01/2054	1,000,000	1,009,280
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a)
8.000%, 02/01/2039	7,780,000	8,261,426
Port Beaumont Navigation District, Series A
(Obligor: Jefferson 2020 Bond Obligation) (a)
4.000%, 01/01/2050	250,000	252,715
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: Buckingham Senior Living Community) (b)
5.750%, 11/15/2037	2,275,000	1,478,750
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	5,304,700
6.875%, 11/15/2055	2,875,000	3,065,785
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home)
6.375%, 02/15/2041	550,000	442,662
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b)
6.750%, 12/01/2051	375,000	285,971
		37,173,407
WEST VIRGINIA - 4.0%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a)
8.750%, 02/01/2036	1,000,000	1,014,250
West Virginia Economic Development Authority
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	7,026,600
		8,040,850
WISCONSIN - 18.1%
Wisconsin Health & Educational Facilities Authority, Series A
(Obligor: Wisconsin Illinois Senior Housing)
5.250%, 08/01/2048	1,000,000	1,008,080
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Covenant Communities)
7.000%, 07/01/2043	505,000	461,368
7.500%, 07/01/2053	1,000,000	923,930
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,000,000	997,650
5.750%, 05/01/2054	5,850,000	5,789,628
Wisconsin Public Finance Authority, Series A
(Obligor: Alabama Proton Therapy Center)
6.850%, 10/01/2047	400,000	458,780
(Obligor: Austin FBO LLC) (a)
7.050%, 09/01/2046	9,250,000	9,716,663
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,595,353
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital)
7.375%, 01/01/2050	12,425,000	12,552,605
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a) (b)
7.125%, 06/01/2041	2,980,000	3,130,579
		36,634,636
Total Municipal Bonds
(Cost $195,685,845)		179,702,681

CORPORATE BONDS - 7.1%
Hilltop Lodge Cooperative Corp.
12.000%, 08/01/2021 (c)	6,600,000	6,604,125
12.000%, 08/01/2022 (c)	7,850,000	7,854,906
Total Corporate Bonds
(Cost $14,451,459)		14,459,031

SHORT-TERM INVESTMENT - 5.2%	Shares
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 0.01% ^
Total Short-Term Investments
(Cost $10,610,455)	10,611,515	10,610,455

Total Investments - 101.0%
(Cost $220,747,759)		204,772,167
Liabilities in Excess of Other Assets - (1.0%)		(2,061,185)
Total Net Assets - 100.0%		$202,710,982

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2020, the total value of securities subject to the AMT was $70,556,378 or 34.8% of net assets.
(b)	Security in default at November 30, 2020.
(c)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy. These Level 2 illiquid securities have a total fair value of $14,459,031, which represents 7.1% of total net assets. Information concerning these illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis
Hilltop Lodge Cooperative Corp.. 12.000%, 08/01/2021	$6,600,000	March 2020	$6,600,000
Hilltop Lodge Cooperative Corp., 12.000%, 08/01/2022	7,850,000	February 2020	7,851,459

^	The rate shown is the annualized seven day effective yield as of November 30, 2020.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$179,702,681	$-	$179,702,681
Corporate Bonds	-	14,459,031	-	14,459,031
Short-Term Investment	10,610,455	-	-	10,610,455
Total Investments in Securities	$10,610,455	$194,161,712	$-	$204,772,167

Refer to the Schedule of Investments for further information on the classification of investments.